UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-04171
      ---------------------------------------------------------------------

                      CREDIT SUISSE CASH RESERVE FUND, INC.
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                      Credit Suisse Cash Reserve Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 to June 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

CREDIT SUISSE
ASSET MANAGEMENT



CREDIT SUISSE FUNDS
Semiannual Report

June 30, 2005
(unaudited)



o Credit Suisse
  CASH RESERVE Fund

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

The views of the Fund's management are as of the date of the letter and Fund holdings described in this document are as of June 30, 2005; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not bank deposits, obligations of Credit Suisse Asset Management, LLC ("CSAM") or any affiliate and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Credit Suisse Cash Reserve Fund
Semiannual Investment Adviser's Report

June 30, 2005 (unaudited)
                                                                   July 22, 2005
--------------------------------------------------------------------------------

Dear Shareholder:

Performance Summary

1/1/05 - 6/30/05

   For the Credit Suisse Cash Reserve Fund1 (the "Fund"), the annualized current yields for the seven-day period ended June 30, 2005 were 2.61% and 2.37% for the Fund's Common Class and Class A shares, respectively, and 2.18% for the Fund's Class B and Class C shares1. The Fund's average weighted maturity as of June 30, 2005 was 40 days, up slightly from 37 days on December 31, 2004.

Market Overview: Economic Recovery Prompts Continued Rate Hikes

   In our view, conditions for money market vehicles were generally favorable during the Fund's fiscal half-year. The Federal Reserve ("Fed") appeared to discern a tentative expansion in the economy, with business activity in both manufacturing and non-manufacturing sectors increasing. In addition, payrolls have now risen over the past 23 consecutive months and consumer confidence measures have been trending upwards. Inflation, meanwhile, is on the rise, due primarily to increasing unit labor costs as well as record oil prices, which broke through the $60 a barrel barrier in June.

   As a result, the Federal Open Market Committee (FOMC) continued its measured pace of 25 basis point rate hikes at each of its four meetings during the six months ended June 30, 2005, taking the fed funds target rate from 2.25% at the beginning of the year to 3.25% by the end of June. This drove a further flattening in the yield curve, with yields on the benchmark 30-day and 60-day securities up 35 and 20 basis points, respectively.


Strategic Review: Focusing on Quality and the Short End of the Yield Curve

   Our investment approach during the fiscal half-year period was driven by our conviction that the Fed would continue its gradualist, "measured" pace of policy tightening. In our view, there is little value in going further out on the curve in such an environment, and we are therefore keeping the portfolio's average duration relatively short. We continue to focus on AAA-rated corporate and asset backed commercial paper, allowing for opportunistic purchasing of floating rate securities.

Credit Suisse Cash Reserve Fund
Semiannual Investment Adviser's Report (continued)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Outlook: Measured Increases in Money Market Rates

   With the ongoing recovery in the job market and the recent increase in unit labor costs putting pressure on inflation, we believe the Fed will continue to tighten monetary policy at a measured pace. The federal funds futures market suggests to us that the fed funds target rate may top out at 4.0% by year-end, which could force the short end of the yield curve even higher.

Credit Suisse Asset Management, LLC

   In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Cash Reserve Fund
Semiannual Investment Adviser's Report (continued)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                   Average Annual Returns as of June 30, 20051
                   ------------------------------------------
                                                         Since     Inception
                     1 Year      5 Years    10 Years   Inception     Date
                     ------      -------    --------   ---------   ---------
Common Class          1.66%       2.17%       3.65%      2.46%       4/16/85
Class A               1.41%        --          --        0.89%      11/30/01
Class B               1.21%        --          --        0.67%        5/1/03
Class C               1.21%        --          --        0.67%        5/1/03

                        7-Day Annualized Current Yields as of June 30, 20051
                        ---------------------------------------------------

Common Class          2.61%
Class A               2.37%
Class B               2.18%
Class C               2.18%

Returns represent past performance and include reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Yield quotations more closely reflect the current earnings of the Fund than total return quotations. The Fund's yield will fluctuate. Although the Fund seeks to maintain a constant net asset value of $1 per share, there can be no assurance that it can do so on a continuing basis and it is possible to lose money by investing in the Fund. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Performance information current to the most recent month-end is available at www.csam.com/us.

--------------------------------------------------------------------------------
1 With fee waivers and expense reimbursements. Declines in interest-rate levels could cause the Fund's earnings to fall below the Fund's expenses, resulting in a negative yield. CSAM has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

Credit Suisse Cash Reserve Fund
Semiannual Investment Adviser's Report (continued)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Information About Your Fund's Expenses

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2005.

   The table illustrates your Fund's expenses in two ways:

   o Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   o Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Cash Reserve Fund
Semiannual Investment Adviser's Report (continued)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    Expenses and Value of a $1,000 Investment
                  for the six month period ended June 30, 2005
--------------------------------------------------------------------------------

                                     Common
Actual Fund Return                    Class     Class A   Class B   Class C
                                     -------    -------   -------   -------
Beginning Account Value 1/1/05      $1,000.00  $1,000.00 $1,000.00 $1,000.00
Ending Account Value 6/30/05        $1,010.70  $1,009.50 $1,008.50 $1,008.60
Expenses Paid per $1,000*              $ 2.74     $ 3.99    $ 4.98    $ 4.98

Hypothetical 5% Fund Return

Beginning Account Value 1/1/05      $1,000.00  $1,000.00 $1,000.00 $1,000.00
Ending Account Value 6/30/05        $1,022.07  $1,020.83 $1,019.84 $1,019.84
Expenses Paid per $1,000*              $ 2.76     $ 4.01    $ 5.01    $ 5.01

                                     Common
                                      Class     Class A   Class B   Class C
                                     -------    -------   -------   -------
Annualized Expense Ratios*            0.55%      0.80%     1.00%     1.00%

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

   The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Cash Reserve Fund
Semiannual Investment Adviser's Report (continued)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------
CREDIT QUALITY BREAKDOWN*
RATINGS

S&P
--------------------------------------------------------------------------------
   AAA                                  15.2%
   AA                                    3.4%
   A                                     3.4%
   A-1                                  67.1%
                                       ------
     Subtotal                           89.1%
   Repurchase Agreement                 10.9%
                                       ------
     Total                             100.0%
                                       ======


--------------------------------------------------------------------------------
*    Expressed as a percentage of total investments and may vary over time.

Credit Suisse Cash Reserve Fund
Schedule of Investments

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


    Par                                    Ratings+
   (000)                                 (S&P/Moody's) Maturity       Rate%           Value
  ------                                 ------------- ---------     -------           ----
ASSET BACKED COMMERCIAL PAPER (51.0%)
Multiseller (20.3%)
$  2,000 Lexington Parker Capital Corp.    (A-1 , P-1) 08/22/05       3.367        $    1,990,322
   2,000 Maximillian Capital Corp.         (A-1 , P-1) 07/25/05       3.289             1,995,627
   2,000 Park Avenue Receivables Corp.     (A-1 , P-1) 08/01/05       3.290             1,994,351
   2,000 Ranger Funding Company, LLC      (A-1+ , P-1) 07/26/05       3.240             1,995,514
   2,000 Romulus Funding Corp.             (A-1 , P-1) 09/06/05       3.395             1,987,456
   2,000 Windmill Funding Corp.           (A-1+ , P-1) 08/01/05       3.223             1,994,472
                                                                                   --------------
                                                                                       11,957,742
                                                                                   --------------

Securities Arbitrage (10.1%)
   2,000 Giro Funding US Corp.            (A-1+ , P-1) 07/15/05       3.073             1,997,627
   2,000 Mane Funding Corp.               (A-1+ , P-1) 08/24/05       3.358             1,989,980
   2,000 Perry Global Funding, LLC        (A-1+ , P-1) 08/22/05       3.244             1,990,698
                                                                                   --------------
                                                                                        5,978,305
                                                                                   --------------

Single Seller (3.4%)
   2,000 Hertz Fleet Funding, LLC         (A-1+ , P-1) 07/19/05       3.268             1,996,740
                                                                                   --------------

Structured Investment Vehicle (17.2%)
   2,000 Beta Finance, Inc.               (A-1+ , P-1) 07/29/05       3.139             1,995,147
   2,000 Dorada Corp.                     (A-1+ , P-1) 09/30/05       3.451             1,982,710
   2,000 Five Finance, Inc.               (A-1+ , P-1) 07/15/05       3.073             1,997,628
   2,000 Tango Finance Corp.              (A-1+ , P-1) 08/08/05       3.256             1,993,160
   2,178 White Pine Finance, LLC          (A-1+ , P-1) 10/25/05       3.471             2,153,928
                                                                                   --------------
                                                                                       10,122,573
                                                                                   --------------

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $30,055,360)                                 30,055,360
                                                                                   --------------

COMMERCIAL PAPER (16.2%)
Banks (9.4%)
   1,700 HBOS Treasury Services PLC       (A-1+ , P-1) 08/24/05       3.246             1,691,789
   2,000 PNC Bank NA.                      (A-1 , P-1) 08/04/05       3.301             1,993,786
   1,900 Rabobank USA Finance Corp.       (A-1+ , P-1) 08/09/05       3.264             1,893,310
                                                                                   --------------
                                                                                        5,578,885
                                                                                   --------------

Finance (6.8%)
   2,000 Bank of America Corp.            (A-1+ , P-1) 08/09/05       3.175             1,993,175
   2,000 Goldman Sachs Group, Inc.        (A-1+ , P-1) 07/01/05       3.153             2,000,000
                                                                                   --------------
                                                                                        3,993,175
                                                                                   --------------
TOTAL COMMERCIAL PAPER (Cost $9,572,060)                                                9,572,060
                                                                                   --------------

VARIABLE RATE CORPORATE OBLIGATIONS (6.8%)
Finance (6.8%)
   2,000 Morgan Stanley Global Notes ##    (A+ , Aa3)  07/15/05       3.340             2,000,368
   2,000 Wells Fargo & Co. ##              (AA- , Aa1) 09/29/05       3.510             2,000,383
                                                                                   --------------
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $4,000,751)                             4,000,751
                                                                                   --------------



                 See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Schedule of Investments (continued)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


    Par                                    Ratings+
   (000)                                 (S&P/Moody's) Maturity       Rate%           Value
  ------                                 ------------- ---------     -------           ----
UNITED STATES AGENCY OBLIGATIONS (15.2%)
$  3,000 Fannie Mae Discount Notes ##      (AAA , Aaa) 07/06/05       3.005        $    2,999,969
   1,879 Fannie Mae Discount Notes         (AAA , Aaa) 10/14/05       2.386             1,865,924
   1,000 Freddie Mac Discount Notes        (AAA , Aaa) 07/26/05       2.290               998,409
   2,605 Freddie Mac Discount Notes        (AAA , Aaa) 08/08/05       3.185             2,596,696
     530 Freddie Mac Discount Notes        (AAA , Aaa) 02/07/06       3.417               518,580
                                                                                   --------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $8,979,578)                                8,979,578
                                                                                   --------------

REPURCHASE AGREEMENT (10.9%)
   6,420 Morgan Stanley Tri Party Repo
           (Agreement dated 6/30/05, to be
           repurchased at $6,424,885,
           collateralized by $6,350,000
           Freddie Mac Note 4.88% due
           3/15/07. Market Value of
           collateral is $6,553,383)
           (Cost $6,420,000)              (A-1+ , P-1) 07/01/05       3.350             6,420,000
                                                                                   --------------
TOTAL INVESTMENTS AT VALUE (100.1%) (Cost $59,027,749)                                 59,027,749

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                                             (58,720)
                                                                                   ==============

NET ASSETS (100.0%)                                                                $   58,969,029
                                                                                   ==============


                 Average Weighted Maturity--40 days (Unaudited)
--------------------------------------------------------------------------------
+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

## The interest rate is as of June 30, 2005 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.


                 See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Statement of Assets and Liabilities

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investments at value (Cost $52,607,749) (Note 2)                    $52,607,749
   Repurchase agreement at value (Cost $6,420,000) (Note 2)              6,420,000
   Cash                                                                        675
   Interest receivable                                                      25,492
   Receivable for fund shares sold                                          18,639
   Receivable from investment adviser (Note 3)                               5,038
   Prepaid expenses                                                         42,141
                                                                       -----------
      Total Assets                                                      59,119,734
                                                                       -----------
Liabilities
   Administrative services fee payable (Note 3)                              6,751
   Distribution fee payable (Note 3)                                         1,501
   Dividend payable                                                         56,262
   Payable for fund shares redeemed                                         19,370
   Other accrued expenses payable                                           66,821
                                                                       -----------
      Total Liabilities                                                    150,705
                                                                       -----------
Net Assets
   Capital stock, $0.001 par value (Note 4)                                 59,072
   Paid-in capital (Note 4)                                             59,211,992
   Accumulated net realized loss on investments                           (302,035)
                                                                       -----------
      Net Assets                                                       $58,969,029
                                                                       ===========
Common Shares
   Net assets                                                          $52,704,290
   Shares outstanding                                                   52,814,731
                                                                       -----------
   Net asset value, offering price, and redemption price per share           $1.00
                                                                             =====
A Shares
   Net assets                                                          $ 6,108,292
   Shares outstanding                                                    6,100,906
                                                                       -----------
   Net asset value, offering price, and redemption price per share           $1.00
                                                                             =====
B Shares
   Net assets                                                          $   110,382
   Shares outstanding                                                      110,127
                                                                       -----------
   Net asset value, offering price, and redemption price per share           $1.00
                                                                             =====
C Shares
   Net assets                                                          $    46,065
   Shares outstanding                                                       45,917
                                                                       -----------
   Net asset value, offering price, and redemption price per share           $1.00
                                                                             =====



                 See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Statement of Operations

For the Six Months Ended June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Interest Income (Note 2)                                                $  767,158
                                                                        ----------
Expenses
   Investment advisory fees (Note 3)                                        99,613
   Administrative services fees (Note 3)                                    52,103
   Distribution fees (Note 3)
     Class A                                                                11,614
     Class B                                                                   259
     Class C                                                                   103
   Transfer agent fees                                                      41,812
   Legal fees                                                               18,087
   Registration fees                                                        17,698
   Audit fees                                                               10,720
   Printing fees (Note 3)                                                    8,781
   Directors' fees                                                           7,968
   Custodian fees                                                            6,313
   Insurance expense                                                         2,797
   Miscellaneous expense                                                     4,334
                                                                        ----------
     Total expenses                                                        282,202
   Less: fees waived and expenses reimbursed (Note 3)                     (113,691)
                                                                        ----------
     Net expenses                                                          168,511
                                                                        ----------
       Net investment income                                               598,647
                                                                        ----------
Net Realized Loss from Investments                                            (716)
                                                                        ----------
  Net increase in net assets resulting from operations                  $  597,931
                                                                        ==========



                 See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                        For the Six Months
                                                              Ended                    For the Year
                                                          June 30, 2005                    Ended
                                                           (unaudited)              December 31, 2004
                                                          ------------              -----------------
From Operations
  Net investment income                                   $      598,647                $      606,173
  Net realized gain (loss) from investments                         (716)                        9,972
                                                          --------------                --------------
  Net increase in net assets resulting from operations           597,931                       616,145
                                                          --------------                --------------
From Dividends
  Dividends from net investment income
   Common Class shares                                          (511,006)                     (573,411)
   Class A shares                                                (86,255)                      (32,199)
   Class B shares                                                   (994)                         (355)
   Class C shares                                                   (392)                         (208)
                                                          --------------                --------------
   Net decrease in net assets resulting from dividends          (598,647)                     (606,173)
                                                          --------------                --------------
From Capital Share Transactions (Note 4)
  Proceeds from sale of shares                               279,981,888                   509,144,643
  Exchange value of shares due to merger                              --                     2,233,209
  Reinvestment of dividends                                      342,703                       301,065
  Net asset value of shares redeemed                        (297,483,566)                 (519,953,759)
                                                          --------------                --------------
  Net decrease in net assets
   from capital share transactions                           (17,158,975)                   (8,274,842)
                                                          --------------                --------------
  Increase due to capital contribution from advisor
    (Note 3)                                                      50,000                            --
                                                          --------------                --------------
  Net decrease in net assets                                 (17,109,691)                   (8,264,870)
Net Assets
  Beginning of period                                         76,078,720                    84,343,590
                                                          --------------                --------------
  End of period                                           $   58,969,029                $   76,078,720
                                                          ==============                ==============




                 See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                    For the Six Months
                                           Ended                For the Year Ended December 31,
                                       June 30, 2005    -----------------------------------------------
                                        (unaudited)        2004     2003     2002      2001     2000
                                        ----------        -----    -----     -----    -----     -----
Per share data
  Net asset value, beginning of period   $1.0000        $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                         -------        -------   -------   -------   -------   -------
   INVESTMENT OPERATIONS
  Net investment income                   0.0107         0.0090    0.0074    0.0125    0.0371    0.0592
  Net loss on investments
    (both realized and unrealized)       (0.0009)            --   (0.0014)       --        --        --
                                         -------        -------   -------   -------   -------   -------
      Total from investment operations    0.0098         0.0090    0.0060    0.0125    0.0371    0.0592
                                         -------        -------   -------   -------   -------   -------
LESS DIVIDENDS
  Dividends from net investment income   (0.0107)       (0.0090)  (0.0072)  (0.0125)  (0.0371)  (0.0592)
                                         -------        -------   -------   -------   -------   -------

INCREASE DUE TO CAPITAL CONTRIBUTION      0.0009             --    0.0012        --        --        --
                                         -------        -------   -------   -------   -------   -------
Net asset value, end of period           $1.0000        $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                         =======        =======   =======   =======   =======   =======
      Total return1                         1.07%          0.90%     0.72%     1.25%     3.77%     6.08%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
        (000s omitted)                  $ 52,704       $ 48,375  $ 82,990  $138,095  $301,516   $343,623
  Ratio of expenses to average net
    assets                                  0.55%2         0.50%     0.49%     0.55%     0.55%     0.57%
  Ratio of net investment income
    to average net assets                   2.15%2         0.87%     0.74%     1.38%     3.85%     5.07%
  Decrease reflected in above operating
    expense ratios due to
    waivers/reimbursements                  0.40%2         0.44%     0.30%     0.14%     0.11%     0.11%

--------------------------------------------------------------------------------
1 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

2 Annualized.




                 See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                    For the Six Months
                                           Ended           For the Year Ended December 31,
                                       June 30, 2005    ---------------------------------------
                                        (unaudited)        2004     2003     2002      20011
                                        ----------        -----    -----     -----    -----
Per share data
  Net asset value, beginning of period   $1.0000        $1.0000   $1.0000   $1.0000   $1.0000
                                         -------        -------   -------   -------   -------
INVESTMENT OPERATIONS
  Net investment income                   0.0095         0.0065    0.0050    0.0100    0.0011
  Net loss on investments
    (both realized and unrealized)       (0.0008)            --   (0.0019)       --        --
                                         -------        -------   -------   -------   -------
      Total from investment operations    0.0087         0.0065    0.0031    0.0100    0.0011
                                         -------        -------   -------   -------   -------
LESS DIVIDENDS
  Dividends from net investment income   (0.0095)       (0.0065)  (0.0047)  (0.0100)  (0.0011)
                                         -------        -------   -------   -------   -------

INCREASE DUE TO CAPITAL CONTRIBUTION      0.0008             --    0.0016        --        --
                                         -------        -------   -------   -------   -------

Net asset value, end of period           $1.0000        $1.0000   $1.0000   $1.0000   $1.0000
                                         =======        =======   =======   =======   =======
      Total return2                         0.95%          0.65%     0.47%     1.01%     0.11%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
        (000s omitted)                   $ 6,108        $27,560   $ 1,247   $ 1,676   $     1
  Ratio of expenses to average net
    assets                                  0.80%3         0.75%     0.74%     0.80%     0.80%3
  Ratio of net investment income
    to average net assets                   1.90%3         0.62%     0.49%     1.01%     1.43%3
  Decrease reflected in above operating
    expense ratios due to
    waivers/reimbursements                  0.40%3         0.44%     0.30%     0.19%     0.37%3

--------------------------------------------------------------------------------
1 For the period November 30, 2001 (inception date) through December 31, 2001.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3 Annualized.




                 See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Financial Highlights

(For a Class B Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                    For the Six Months       For the Year
                                           Ended          Ended December 31,
                                       June 30, 2005    --------------------
                                        (unaudited)        2004     20031
                                        ----------        -----    -----
Per share data
  Net asset value, beginning of period   $1.0000        $1.0000   $1.0000
                                         -------        -------   -------
INVESTMENT OPERATIONS
  Net investment income                   0.0085         0.0045    0.0016
  Net loss on investments
    (both realized and unrealized)       (0.0010)            --   (0.0022)
                                         -------        -------   -------
      Total from investment operations    0.0075         0.0045   (0.0006)
                                         -------        -------   -------
LESS DIVIDENDS
  Dividends from net investment income   (0.0085)       (0.0045)  (0.0015)
                                         -------        -------   -------

INCREASE DUE TO CAPITAL CONTRIBUTION      0.0010             --    0.0021
                                         -------        -------   -------

Net asset value, end of period           $1.0000        $1.0000   $1.0000
                                         =======        =======   =======
      Total return2                         0.85%          0.45%     0.15%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
        (000s omitted)                   $   110        $    98   $    60
  Ratio of expenses to average net
    assets                                  1.00%3         0.95%     0.94%3
  Ratio of net investment income
    to average net assets                   1.70%3         0.42%     0.24%3
  Decrease reflected in above operating
    expense ratios due to
    waivers/reimbursements                  0.40%3         0.44%     0.40%3

--------------------------------------------------------------------------------
1 For the period May 1, 2003 (inception date) through December 31, 2003.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3 Annualized.




                 See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                    For the Six Months       For the Year
                                           Ended          Ended December 31,
                                       June 30, 2005    --------------------
                                        (unaudited)        2004     20031
                                        ----------        -----    -----
Per share data
  Net asset value, beginning of period   $1.0000        $1.0000   $1.0000
                                         -------        -------   -------
INVESTMENT OPERATIONS
  Net investment income                   0.0085         0.0045    0.0016
  Net loss on investments
    (both realized and unrealized)       (0.0008)            --   (0.0022)
                                         -------        -------   -------
      Total from investment operations    0.0077         0.0045  (0.00060)
                                         -------        -------   -------
LESS DIVIDENDS
  Dividends from net investment income   (0.0085)       (0.0045)  (0.0015)
                                         -------        -------   -------

INCREASE DUE TO CAPITAL CONTRIBUTION      0.0008             --    0.0021
                                         -------        -------   -------
Net asset value, end of period           $1.0000        $1.0000   $1.0000
                                         =======        =======   =======
      Total return2                         0.86%          0.45%     0.15%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
        (000s omitted)                   $    46        $    46   $    46
  Ratio of expenses to average net
    assets                                  1.00%3         0.95%     0.94%3
  Ratio of net investment income
    to average net assets                   1.70%3         0.42%     0.24%3
  Decrease reflected in above operating
    expense ratios due to
    waivers/reimbursements                  0.40%3         0.44%     0.40%3

--------------------------------------------------------------------------------
1 For the period May 1, 2003 (inception date) through December 31, 2003.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3 Annualized.




                 See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Notes to Financial Statements

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Note 1. Organization

   The Credit Suisse Cash Reserve Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund was incorporated under the laws of the state of Maryland on November 15, 1984.

   The investment objective of the Fund is to provide investors with high current income consistent with liquidity and stability of principal.

   The Fund offers four classes of shares: Common Class, Class A shares, Class B shares and Class C shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that it bears different expenses, which reflect the difference in the range of services provided to it.

   It is the policy of the Fund to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

   Effective as of the close of business on September 24, 2004, the Fund acquired all of the net assets of Credit Suisse U.S. Government Money Fund ("U.S. Government Money") in a tax-free exchange of shares. The Fund is also the accounting survivor in the tax-free exchange. The shares exchanged were 2,233,209 Class A shares (valued at $2,233,209) of the Fund for 2,233,209 Class A shares of U.S. Government Money. U.S. Government Money's net assets of $2,233,209 at that date were combined with those of the Fund. The aggregate net assets of U.S. Government Money and the Fund immediately before the acquisition were $2,233,209 and $74,430,336, respectively, and the combined net assets of the Fund after the acquisition were $76,663,545.

Note 2. Significant Accounting Policies

   A) SECURITY VALUATION -- The net asset value of the Fund is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. The Fund's investments are valued under the amortized cost method, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments. Amortized cost involves valuing a Fund's

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Note 2. Significant Accounting Policies

holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemption at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   E) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, the Fund

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Note 2. Significant Accounting Policies

acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the Fund's broker until the agreements mature. The agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Transactions with Affiliates and Related Parties

   Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.35% of the average daily net assets. For the six months ended June 30, 2005, investment advisory fees earned, voluntarily waived and expenses reimbursed for the fund were as follows:

                Gross                            Advisory           Expense
            Advisory Fee         Waiver             Fee         Reimbursements
------------------------------------------------------------------------------
              $99,613           $(99,613)           $--            $(14,078)

   During the six months ended June 30, 2005, CSAM voluntarily contributed capital to the Fund in the amount of $50,000 to offset the effect of realized losses. CSAM received no shares of common stock in exchange for this contribution, which increased the net asset value of the Fund. For tax purposes, this capital contribution will be applied against realized losses for the year. Such amount has been recorded as additional paid-in capital in the Statement of Assets and Liabilities.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund.

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Note 3. Transactions with Affiliates and Related Parties



   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended June 30, 2005, co-administrative services fees earned by CSAMSI was $28,460.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket fees) were $23,643.

   In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares of the Fund. The maximum amount payable by the Class B shares and Class C shares of the Fund is 0.75% of their average daily net assets. For the six months ended June 30, 2005, Class B shares and Class C shares of the Fund paid these fees at the annual rate of 0.45% of its average net assets. Common Class shares of the Fund do not bear distribution expenses. CSAMSI may use this fee to compensate service organizations for distribution services.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended June 30, 2005, Merrill was paid $4,500 for its services to the Fund.

Note 4. Capital Share Transactions

   The Fund is authorized to issue six billion full and fractional shares of capital stock, $0.001 par value per share, of which one billion shares are classified as Common Class shares, one billion shares are classified as Class A shares, one billion shares are classified as Class B shares and one billion shares are classified as Class C shares. Transactions in shares of the Fund were as follows:

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Note 4. Capital Share Transactions

                                                  Common Class
                             -----------------------------------------------------------
                                  For the Six Months Ended       For the Year Ended
                                  June 30, 2005 (unaudited)       December 31, 2004
                             -----------------------------------------------------------
                                    Shares          Value         Shares          Value
                                  -----------    -----------    -----------    ----------
Shares sold                      234,793,632     $234,793,632   460,304,372   $460,304,372
Shares issued in reinvestment
  of dividends                       258,094          258,094       270,399        270,399
Shares redeemed                 (230,764,689)    (230,764,689) (495,200,023)  (495,200,023)
                                ------------     ------------  ------------   ------------
Net increase(decrease)             4,287,037     $  4,287,037   (34,625,252)  $(34,625,252)
                                ============     ============  ============   ============


                                                       Class A
                             -----------------------------------------------------------
                                  For the Six Months Ended       For the Year Ended
                                  June 30, 2005 (unaudited)       December 31, 2004
                             -----------------------------------------------------------
                                    Shares          Value         Shares          Value
                                  -----------    -----------    -----------    ----------
Shares sold                       45,150,372      $45,150,372    48,747,987    $48,787,987
Shares exchanged due to merger            --               --     2,233,209      2,233,209
Shares issued in reinvestment
  of dividends                        84,007           84,007        30,523         30,523
Shares redeemed                  (66,693,014)     (66,693,014)  (24,698,611)   (24,698,611)
                                 -----------      -----------   -----------    -----------
Net increase (decrease)          (21,458,635)    $(21,458,635)   26,313,108    $26,313,108
                                 ===========      ===========   ===========    ===========


                                                       Class B
                             -----------------------------------------------------------
                                  For the Six Months Ended       For the Year Ended
                                  June 30, 2005 (unaudited)       December 31, 2004
                             -----------------------------------------------------------
                                    Shares          Value         Shares          Value
                                  -----------    -----------    -----------    ----------
Shares sold                           37,884      $    37,884       92,284     $    92,284
Shares issued in reinvestment
  of dividends                           602              602          143             143
Shares redeemed                      (25,863)         (25,863)     (55,125)        (55,125)
                                 -----------      -----------  -----------     -----------
Net increase                          12,623      $    12,623       37,302     $    37,302
                                 ===========      ===========  ===========     ===========


                                                       Class C
                             -----------------------------------------------------------
                                  For the Six Months Ended       For the Year Ended
                                  June 30, 2005 (unaudited)       December 31, 2004
                             -----------------------------------------------------------
                                    Shares         Value          Shares          Value
                                  -----------    ----------     -----------    -----------
Shares sold                               --    $        --             --     $        --
Shares issued in reinvestment
  of dividends                            --             --             --              --
                                 -----------    -----------    -----------     -----------
Net                                       --    $        --             --     $        --
                                 ===========    ===========    ===========     ===========

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Note 4. Capital Share Transactions

   On June 30, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                                 Number of         Approximate Percentage
                               Shareholders         of Outstanding Shares
-------------------------------------------------------------------------
            Common Class             4                        60%
            Class A                  2                        60%
            Class B                  4                        94%
            Class C                  1                       100%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 5. Contingencies

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Cash Reserve Fund
Privacy Policy Notice (unaudited)
--------------------------------------------------------------------------------

                     Important Privacy Choices for Consumers
                     ---------------------------------------

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

     o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

     o Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   Restrict Information Sharing with Affiliates: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

     / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("CSAM"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in CSAM-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2005.

Credit Suisse Cash Reserve Fund
Proxy Voting and Portfolio Holdings Information (unaudited)
--------------------------------------------------------------------------------

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

     o    By calling 1-800-927-2874

     o    On the Fund's website, www.csam.com/us

     o On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       This page intentionally left blank

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 o www.csam.com/us


CREDIT SUISSE
ASSET MANAGEMENT




CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.        CR-SAR-0605

ITEM 2. CODE OF ETHICS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
This item is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS
Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END Management Investment Companies. This item is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. This item is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT Company and Affiliated Purchasers.This item is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE CASH RESERVE FUND, INC.

                  /s/ Steven Plump
                  ----------------
                  Name:  Steven Plump
                  Title:   Chief Executive Officer
                  Date:   September 1, 2005


                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven Plump
                  ----------------
                  Name:  Steven Plump
                  Title:   Chief Executive Officer
                  Date:   September 1, 2005

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title:   Chief Financial Officer
                  Date:   September 1, 2005